Other operating income/(loss), net	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Other operating income/(loss), net
26. Other operating income/(loss), net
Year ended March 31, 2019
Sale of hosted data center services business:
During the year ended March 31, 2019, the Company concluded the divestment of its hosted data center services business.
The calculation of the gain on sale is shown below:

Particulars	Total
Cash consideration (net of disposal costs of ₹ 660)	₹	25,432
Less: Carrying amount of net assets disposed (including goodwill of ₹ 13,009)		(26,455)
Add: Reclassification of exchange difference on foreign currency translation		4,131

Gain on sale	₹	3,108

In accordance with the sale agreement, total cash consideration was
₹
28,124 and the Company paid
₹
3,766 to subscribe for units issued by the buyer. Units amounting to
₹
2,032 are callable by the buyer if certain business targets committed by the Company are not met over a period of three years. The fair value of these callable units is estimated to be insignificant as at reporting date. Consequently, the sale consideration comprises cash consideration of
₹
24,358 and units issued by the buyer amounting to
₹
1,734.
Loss of control in subsidiary:
During the year ended March 31, 2019, the Company has reduced its equity holding from 74% to 11% in Wipro Airport IT Services Limited. The loss/ gain on this transaction is insignificant.
Sale of Workday business and Cornerstone OnDemand business:
During the year ended March 31, 2019, the Company has concluded the Sale of Workday business and Cornerstone OnDemand business except in Portugal, France and Sweden.
The calculation of the gain is as shown below:

Particulars	Total
Cash consideration	₹	6,645
Less: Carrying amount of net assets disposed (includes goodwill of ₹ 4,893 and intangible assets of ₹ 740)		(5,475)
Add: Reclassification of exchange difference on foreign currency translation		79

Gain on sale	₹	1,249

Assets pertaining to Portugal, France, and Sweden were concluded during the year ended March 31, 2020.
These disposal groups do not constitute a major component of the Company and hence were not classified as discontinued operations.
Year ended March 31, 2020
During the year ended March 31, 2020, the Company concluded the sale of assets pertaining to Workday business and Cornerstone OnDemand business in Portugal, France, and Sweden. A gain of
₹
152 arising from such transaction was recognized under other operating income/(loss), net.
The Company has partially met the first year and second year business targets pertaining to the sale of its hosted data center business concluded during the year ended March 31, 2019. Change in fair value of the callable units pertaining to achievement of the business targets amounting to
₹
992 for the year ended March 31, 2020, was recognized under other operating income/(loss), net.
Year ended March 31, 2021
The Company has partially met the first and second-year business targets pertaining to the sale of its hosted data center business concluded during the year ended March 31, 2019. Change in fair value of the callable units pertaining to achievement of cumulative business targets amounting to
₹
(81) for the year ended March 31, 2021, was recognized under other operating income/(loss), net.